Restricted net assets and parent company only condensed financial information - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current assets
Total non-current assets	¥ 183,833	$ 28,173	¥ 144,356
Current assets
Other receivables and prepayments	42,420	6,501	19,526
Amounts due from related parties	214	33	1,064
Financial assets at fair value through profit or loss	140,294	21,501	122,224
Derivative financial instruments	196	30
Cash and cash equivalents	1,375,766	210,845	139,954	$ 21,449	¥ 62,126	¥ 42,030
Total current assets	1,786,065	273,726	429,152
Total assets	1,969,898	301,899	573,508
Non-current liabilities
Financial instruments with preferred rights			2,106,334
Total non-current liabilities	48,509	7,434	2,139,101
Current liabilities
Total current liabilities	228,844	35,072	212,738
Total liabilities	277,353	42,506	2,351,839
Net (liabilities)/assets	1,692,545	259,393	(1,778,331)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	59	9	17
Share premium	6,657,562	1,020,316
Treasury shares			(3,578)
Other reserves	(24,701)	(3,786)	69,207
Accumulated losses	(4,940,375)	(757,146)	(1,843,977)
Total shareholders' (deficit)/equity	1,692,545	259,393	(1,778,331)		¥ (1,064,046)	¥ (622,186)
Parent
Non-current assets
Interests in subsidiaries	2,859,204	438,192	1,839,044
Prepayments			4,172
Total non-current assets	2,859,204	438,192	1,843,216
Current assets
Other receivables and prepayments	12,116	1,857	645
Amounts due from related parties	6,982	1,070	4,674
Financial assets at fair value through profit or loss	31,953	4,897
Derivative financial instruments	196	30
Cash and cash equivalents	941,541	144,297	122,104	$ 18,713
Total current assets	992,788	152,151	127,423
Total assets	3,851,992	590,343	1,970,639
Non-current liabilities
Financial instruments with preferred rights			2,106,334
Total non-current liabilities			2,106,334
Current liabilities
Other payables and accruals	27,838	4,266	26,492
Amounts due to related parties	557	86	564
Total current liabilities	28,395	4,352	27,056
Total liabilities	28,395	4,352	2,133,390
Net (liabilities)/assets	3,823,597	585,991	(162,751)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	59	9	17
Share premium	6,657,562	1,020,316
Treasury shares			(3,578)
Other reserves	279,479	42,831	100,723
Accumulated losses	(3,113,503)	(477,165)	(259,913)
Total shareholders' (deficit)/equity	¥ 3,823,597	$ 585,991	¥ (162,751)